Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Deferred Tax Assets, Gross [Abstract]
Retirement benefits and compensation accruals	$ 527.6	$ 465.7
Tax loss carryforwards	101.1	123.7
Tax credits and other tax carryforwards	56.0	43.8
Reserves and accruals	74.9	63.6
Partnership and other investments	5.8	7.6
Other	19.3	32.7
Valuation allowance	(165.1)	(112.4)
Deferred Tax Assets	619.6	624.7
Deferred Tax Liabilities, Gross [Abstract]
Plant and equipment	985.1	1,066.7
Currency gains	46.8	61.8
Unremitted earnings of foreign entities	5.4	58.4
Intangible assets	91.0	87.9
Other	16.7	2.2
Deferred Tax Liabilities	1,145.0	1,277.0
Net Deferred Income Tax Liabilities	$ 525.4	$ 652.3